Cash and cash equivalents (Details) - EUR (€)	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Jan. 01, 2018	Jan. 01, 2017
Cash and cash equivalents
Cash	€ 776,682,000		€ 831,885,000
Securities and time deposits	145,420,000		1,313,747,000
Cash and cash equivalents	922,102,000	€ 2,145,632,000	2,145,632,000	€ 1,657,461,000	€ 1,657,461,000	€ 978,109,000	€ 978,109,000
Restricted cash	€ 6,213,000		€ 5,002,000